Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Estimated fair values of the liabilities measured on a recurring basis
Total	$ 0	$ 15,270
Fair Value, Measurements, Recurring [Member]
Estimated fair values of the liabilities measured on a recurring basis
Embedded derivative liabilities		3,680
Warrant derivative liabilities		11,590
Total		15,270
Quoted Prices in Active Markets - ( Level 1) [Member]
Estimated fair values of the liabilities measured on a recurring basis
Embedded derivative liabilities		0
Warrant derivative liabilities		0
Total		0
Significant Other Observable Inputs - (Level 2) [Member]
Estimated fair values of the liabilities measured on a recurring basis
Embedded derivative liabilities		0
Warrant derivative liabilities		0
Total		0
Significant Unobservable Inputs - (Level 3) [Member]
Estimated fair values of the liabilities measured on a recurring basis
Embedded derivative liabilities		3,680
Warrant derivative liabilities		11,590
Total		$ 15,270